Note 14 - Revenue from Unaffiliated Customers by Geographic Area (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Asia [Member]
Revenues			$ 889	$ 83
Europe And Middle East [Member]
Revenues			551
Rest Of The World [Member]
Revenues			7	$ 7
Revenues	$ 1,284	$ 38	$ 1,447	$ 90